Segmented information	6 Months Ended
Jun. 30, 2026
Segment Reporting [Abstract]
Segmented information	Segmented information
The Company's operations are organized across two business units consisting of the Regulated Services Group and the Hydro Group.
The Regulated Services Group primarily owns and operates a portfolio of regulated electric, water distribution and wastewater collection, and natural gas utility systems and transmission operations in the United States, Canada, Bermuda and Chile. The Hydro Group consists of hydroelectric generation facilities located in Canada that were not sold as part of the Renewables Sale. Non-operating segments include the corporate activities of the Company, which are reported under the Corporate Group.
For purposes of evaluating the performance of the business units, the Company allocates the realized portion of any gains or losses on financial instruments to the specific business unit. Interest income from San Antonio Water System is included in the operations of the Regulated Services Group. Equity-method gains and losses are included in the operations of the Regulated Services Group. The change in value of investments carried at fair value, unrealized portion of any gains or losses on derivative instruments not designated in a hedging relationship are not considered in management's evaluation of divisional performance and are, therefore, allocated and reported under the Corporate Group.
Resources are allocated and performance is assessed by the Company's Chief Executive Officer, who has been determined to be the Chief Operating Decision Maker ("CODM"). For all of the segments, the CODM uses segment earnings before income taxes in the annual budgeting and forecasting process. The CODM also considers budget-to-actual variances on a monthly basis for this profit measure when making decisions about allocating capital.
Segmented information (continued)

	Three months ended June 30, 2026
(millions of U.S. dollars)	Regulated Services Group	Hydro Group	Corporate Group	Total
Revenue (1)	$517.3	$10.4	$—	$527.7
Other revenue	15.7	0.1	0.4	16.2
Fuel, power, water purchased and other cost of sales	132.1	—	—	132.1
Net revenue	400.9	10.5	0.4	411.8
Operating expenses	215.4	3.0	—	218.4
Depreciation and amortization	103.8	1.9	0.3	106.0
Loss (gain) on foreign exchange	4.8	0.1	(1.1)	3.8
Operating income	76.9	5.5	1.2	83.6
Interest expense	(44.7)	(0.1)	(32.3)	(77.1)
Income from long-term investments	4.7	—	3.6	8.3
Other income	6.3	—	—	6.3
Pension and other post-employment non-service costs	(1.1)	—	—	(1.1)
Other net losses	(22.6)	—	(5.6)	(28.2)
Earnings (loss) before income taxes	19.5	5.4	(33.1)	(8.2)
Income tax recovery (expense)	(8.7)	(1.4)	7.5	(2.6)
Net effect of non-controlling interests	19.2	(0.9)	—	18.3
Net earnings (loss) from continuing operations attributable to shareholders	$30.0	$3.1	$(25.6)	$7.5
Capital expenditures	$155.6	$0.7	$—	$156.3
(1) Regulated Services Group revenue includes $16.3 million related to alternative revenue programs for the three months ended June 30, 2026 that do not represent revenue recognized from contracts with customers.
14.Segmented information (continued)

	Three months ended June 30, 2025
(millions of U.S. dollars)	Regulated Services Group	Hydro Group	Corporate Group	Total (2)
Revenue (1)	$504.3	$10.2	$—	$514.5
Other revenue	12.6	0.4	0.3	13.3
Fuel, power, water purchased and other cost of sales	130.5	—	—	130.5
Net revenue	386.4	10.6	0.3	397.3
Operating expenses	205.3	3.0	3.2	211.5
Depreciation and amortization	105.0	1.8	0.2	107.0
Loss on foreign exchange	3.2	0.2	10.6	14.0
Operating income (loss)	72.9	5.6	(13.7)	64.8
Interest expense	(34.1)	(0.3)	(33.4)	(67.8)
Income (loss) from long-term investments	(0.1)	0.1	6.7	6.7
Other income	5.7	—	—	5.7
Pension and other post-employment non-service costs	(2.8)	—	—	(2.8)
Other net gains (losses)	(2.9)	—	2.4	(0.5)
Gain on derivative financial instruments	0.3	—	—	0.3
Earnings (loss) before income taxes	39.0	5.4	(38.0)	6.4
Income tax recovery (expense)	(14.1)	4.5	2.6	(7.0)
Net effect of non-controlling interests	19.0	(1.0)	—	18.0
Net earnings (loss) from continuing operations attributable to shareholders	$43.9	$8.9	$(35.4)	$17.4
Capital expenditures	$136.2	$0.7	$—	$136.9
(1) Regulated Services Group revenue includes $16.2 million related to alternative revenue programs for the three months ended June 30, 2025 that do not represent revenue recognized from contracts with customers.
(2) Reflect results of continuing operations.
Segmented information (continued)

	Six months ended June 30, 2026
(millions of U.S. dollars)	Regulated Services Group	Hydro Group	Corporate Group	Total
Revenue (1)	$1,285.6	$19.5	$—	$1,305.1
Other revenue	30.1	0.2	0.9	31.2
Fuel purchased, power purchased, water production and other cost of sales	392.5	—	—	392.5
Net revenue	923.2	19.7	0.9	943.8
Operating expenses	454.5	6.1	0.8	461.4
Depreciation and amortization	210.0	3.7	0.5	214.2
Loss (gain) on foreign exchange	5.5	0.1	(1.8)	3.8
Operating income	253.2	9.8	1.4	264.4
Interest expense	(81.9)	(0.3)	(67.5)	(149.7)
Income from long-term investments	6.1	—	6.6	12.7
Other income	12.9	—	—	12.9
Pension and other post-employment non-service costs	(2.6)	—	—	(2.6)
Other net losses	(33.3)	(0.3)	(15.9)	(49.5)
Earnings (loss) before income taxes	154.4	9.2	(75.4)	88.2
Income tax recovery (expense)	(43.4)	(2.0)	14.0	(31.4)
Net effect of non-controlling interests	38.4	(2.0)	—	36.4
Net earnings (loss) from continuing operations attributable to shareholders	$149.4	$5.2	$(61.4)	$93.2
Capital expenditures	$239.8	$1.0	$—	$240.8
	June 30, 2026
Property, plant and equipment	$9,619.7	$134.7	$28.5	$9,782.9
Investments carried at fair value	2.0	—	—	2.0
Equity-method investees	47.8	—	—	47.8
Total assets	13,570.6	160.8	191.8	13,923.2
(1) Regulated Services Group revenue includes $24.3 million related to alternative revenue programs for the six months ended June 30, 2026 that does not represent revenue recognized from contracts with customers.
14.Segmented information (continued)

	Six months ended June 30, 2025
(millions of U.S. dollars)	Regulated Services Group	Hydro Group	Corporate Group	Total
Revenue (1)	$1,171.8	$19.7	$—	$1,191.5
Other revenue	27.4	0.5	0.8	28.7
Fuel purchased, power purchased, water production and other cost of sales	343.2	—	—	343.2
Net revenue	856.0	20.2	0.8	877.0
Operating expenses	403.7	5.5	3.9	413.1
Depreciation and amortization	198.3	3.6	0.4	202.3
Loss on foreign exchange	5.8	0.2	11.9	17.9
Operating income (loss)	248.2	10.9	(15.4)	243.7
Interest expense	(69.2)	(0.5)	(69.5)	(139.2)
Income from long-term investments	2.7	0.2	6.6	9.5
Other income	11.3	—	—	11.3
Pension and other post-employment non-service costs	(0.5)	—	—	(0.5)
Other net losses	(10.3)	—	(3.9)	(14.2)
Gain (loss) on derivative financial instruments	0.6	—	(7.5)	(6.9)
Earnings (loss) before income taxes	182.8	10.6	(89.7)	103.7
Income tax recovery (expense)	(53.2)	16.9	9.5	(26.8)
Net effect of non-controlling interests	37.9	(2.0)	—	35.9
Net earnings (loss) from continuing operations attributable to shareholders	$167.5	$25.5	$(80.2)	$112.8
Capital expenditures	$236.4	$1.2	$—	$237.6
	December 31, 2025
Property, plant and equipment	$9,578.6	$141.9	$29.4	$9,749.9
Investments carried at fair value	2.1	—	—	2.1
Equity-method investees	49.0	—	—	49.0
Total assets	13,517.0	171.9	447.3	14,136.2
(1) Regulated Services Group revenue includes $18.7 million related to alternative revenue programs for the six months ended June 30, 2025 that does not represent revenue recognized from contracts with customers.
Segmented information (continued)
AQN operates in the utilities industry in the United States, Canada and other regions. Information on operations by geographic area is as follows:

	Three months ended June 30,		Six months ended June 30,
(millions of U.S. dollars)	2026	2025	2026	2025
Revenue
United States	$433.1	$416.1	$1,100.7	$988.9
Canada	23.4	23.1	62.2	57.3
Other regions	87.4	88.6	173.4	174.0
	$543.9	$527.8	$1,336.3	$1,220.2
Revenue is attributed to the regions based on the location of the underlying generating and utility facilities.